Segments Disclosures - Reported Segment Earnings (Loss) and Segment Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 2,976	$ 2,721	$ 2,101
Fuel and purchased power	1,263	1,054	805
Carbon compliance	78	178	163
Gross margin	1,635	1,489	1,133
OM&A		511	472
Taxes, other than income taxes	33	32	33
Net other operating (income) loss	(58)	8	(11)
Equity income	9	9	1
Finance lease income	19	25	7
Depreciation and amortization	(599)	(529)	(654)
Asset impairment charges	(9)	(648)	(84)
Net interest expense	262	245	238
Foreign exchange gain	4	16	17
Gain on sale of assets and other	52	54	9
Earnings (loss) before income taxes	353	(380)	(303)
Previously Reported
Disclosure of operating segments [line items]
Revenues	2,976	2,721	2,101
Fuel and purchased power	1,263	1,054	805
OM&A	521	511
Net other operating (income) loss	(58)	8	(11)
Operating segments
Disclosure of operating segments [line items]
Revenues	3,475	2,791	2,164
Fuel and purchased power	1,259	843	618
Carbon compliance	78	178	163
Gross margin	2,138	1,770	1,383
OM&A		491	472
Taxes, other than income taxes	35	33	33
Net other operating (income) loss	(54)	(40)	(39)
Adjusted EBITDA	1,634	1,286	917
Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	2,990	2,739	2,104
Fuel and purchased power	1,263	1,054	805
OM&A	523	513
Net other operating (income) loss	(61)	8	(11)
Operating segments | Unrealized mark-to-market loss
Disclosure of operating segments [line items]
Revenues	378	(34)	42
Operating segments | Realized (gain) loss on closed exchange positions
Disclosure of operating segments [line items]
Revenues	43	23	(10)
Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	46	41	17
Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	19	25	7
Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	(1)	(3)	4
Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	(4)	(4)	(4)
Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating (income) loss	7
Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power		(190)	(146)
Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power		(17)	(37)
Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A		(28)
Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A		6
Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating (income) loss		(48)
Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating (income) loss			(28)
Material reconciling items
Disclosure of operating segments [line items]
Revenues	(485)	(52)	(60)
Fuel and purchased power	4	211	187
Carbon compliance	0	0	0
Gross margin	(489)	(263)	(247)
OM&A		22	0
Taxes, other than income taxes	0	0	0
Net other operating (income) loss	(7)	48	28
Material reconciling items | Previously Reported
Disclosure of operating segments [line items]
Revenues	0	0	0
Fuel and purchased power	0	0	0
OM&A	0	0
Net other operating (income) loss	0	0	0
Material reconciling items | Unrealized mark-to-market loss
Disclosure of operating segments [line items]
Revenues	(378)	34	(42)
Material reconciling items | Realized (gain) loss on closed exchange positions
Disclosure of operating segments [line items]
Revenues	(43)	(23)	10
Material reconciling items | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	(46)	(41)	(17)
Material reconciling items | Finance lease income
Disclosure of operating segments [line items]
Revenues	(19)	(25)	(7)
Material reconciling items | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	1	3	(4)
Material reconciling items | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	4	4	4
Material reconciling items | Insurance recovery
Disclosure of operating segments [line items]
Net other operating (income) loss	(7)
Material reconciling items | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power		190	146
Material reconciling items | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power		17	37
Material reconciling items | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A		28
Material reconciling items | Curtailment gain
Disclosure of operating segments [line items]
OM&A		(6)
Material reconciling items | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating (income) loss		48
Material reconciling items | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating (income) loss			28
Material reconciling items | Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenues	(14)	(18)	(3)
Fuel and purchased power	0	0	0
Carbon compliance	0	0	0
Gross margin	(14)	(18)	(3)
OM&A		(2)	0
Taxes, other than income taxes	(2)	(1)	0
Net other operating (income) loss	3	0	0
Material reconciling items | Contribution from equity accounted investments | Previously Reported
Disclosure of operating segments [line items]
Revenues	(14)	(18)	(3)
Fuel and purchased power	0	0	0
OM&A	(2)	(2)
Net other operating (income) loss	3	0	0
Material reconciling items | Contribution from equity accounted investments | Unrealized mark-to-market loss
Disclosure of operating segments [line items]
Revenues	0	0	0
Material reconciling items | Contribution from equity accounted investments | Realized (gain) loss on closed exchange positions
Disclosure of operating segments [line items]
Revenues	0	0	0
Material reconciling items | Contribution from equity accounted investments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Material reconciling items | Contribution from equity accounted investments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Material reconciling items | Contribution from equity accounted investments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0	0
Material reconciling items | Contribution from equity accounted investments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Material reconciling items | Contribution from equity accounted investments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating (income) loss	0
Material reconciling items | Contribution from equity accounted investments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Material reconciling items | Contribution from equity accounted investments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Material reconciling items | Contribution from equity accounted investments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A		0
Material reconciling items | Contribution from equity accounted investments | Curtailment gain
Disclosure of operating segments [line items]
OM&A		0
Material reconciling items | Contribution from equity accounted investments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating (income) loss		0
Material reconciling items | Contribution from equity accounted investments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating (income) loss			0
Hydro | Operating segments
Disclosure of operating segments [line items]
Revenues	607	383	152
Fuel and purchased power	22	16	8
Carbon compliance	0	0	0
Gross margin	585	367	144
OM&A		42	37
Taxes, other than income taxes	3	3	2
Net other operating (income) loss	0	0	0
Adjusted EBITDA	527	322	105
Hydro | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	606	383	152
Fuel and purchased power	22	16	8
OM&A	55	42
Net other operating (income) loss	0	0	0
Hydro | Operating segments | Unrealized mark-to-market loss
Disclosure of operating segments [line items]
Revenues	1	0	0
Hydro | Operating segments | Realized (gain) loss on closed exchange positions
Disclosure of operating segments [line items]
Revenues	0	0	0
Hydro | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Hydro | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Hydro | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0	0
Hydro | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Hydro | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating (income) loss	0
Hydro | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Hydro | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Hydro | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A		0
Hydro | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A		0
Hydro | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating (income) loss		0
Hydro | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating (income) loss			0
Wind and Solar | Operating segments
Disclosure of operating segments [line items]
Revenues	407	348	334
Fuel and purchased power	31	17	25
Carbon compliance	1	0	0
Gross margin	375	331	309
OM&A		59	53
Taxes, other than income taxes	12	10	8
Net other operating (income) loss	(16)	0	0
Adjusted EBITDA	311	262	248
Wind and Solar | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	303	323	332
Fuel and purchased power	31	17	25
OM&A	68	59
Net other operating (income) loss	(23)	0	0
Wind and Solar | Operating segments | Unrealized mark-to-market loss
Disclosure of operating segments [line items]
Revenues	104	25	2
Wind and Solar | Operating segments | Realized (gain) loss on closed exchange positions
Disclosure of operating segments [line items]
Revenues	0	0	0
Wind and Solar | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Wind and Solar | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Wind and Solar | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0	0
Wind and Solar | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Wind and Solar | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating (income) loss	7
Wind and Solar | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Wind and Solar | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Wind and Solar | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A		0
Wind and Solar | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A		0
Wind and Solar | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating (income) loss		0
Wind and Solar | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating (income) loss			0
Gas | Operating segments
Disclosure of operating segments [line items]
Revenues	1,521	1,126	848
Fuel and purchased power	637	374	221
Carbon compliance	83	118	120
Gross margin	801	634	507
OM&A		173	166
Taxes, other than income taxes	15	13	13
Net other operating (income) loss	(38)	(40)	(39)
Adjusted EBITDA	629	488	367
Gas | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	1,209	1,109	787
Fuel and purchased power	641	457	325
OM&A	195	175
Net other operating (income) loss	(38)	(40)	(11)
Gas | Operating segments | Unrealized mark-to-market loss
Disclosure of operating segments [line items]
Revenues	251	(40)	33
Gas | Operating segments | Realized (gain) loss on closed exchange positions
Disclosure of operating segments [line items]
Revenues	(4)	(6)	0
Gas | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	46	41	17
Gas | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	19	25	7
Gas | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	(3)	4
Gas | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	(4)	(4)	(4)
Gas | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating (income) loss	0
Gas | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power		(79)	(100)
Gas | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Gas | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A		(2)
Gas | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A		0
Gas | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating (income) loss		0
Gas | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating (income) loss			(28)
Energy Transition
Disclosure of operating segments [line items]
Asset impairment charges		(191)
Energy Transition | Operating segments
Disclosure of operating segments [line items]
Revenues	724	728	690
Fuel and purchased power	566	432	352
Carbon compliance	(1)	60	48
Gross margin	159	236	290
OM&A		97	106
Taxes, other than income taxes	4	6	9
Net other operating (income) loss	0	0	0
Adjusted EBITDA	86	133	175
Energy Transition | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	714	709	704
Fuel and purchased power	566	560	435
OM&A	69	117
Net other operating (income) loss	0	48	0
Energy Transition | Operating segments | Unrealized mark-to-market loss
Disclosure of operating segments [line items]
Revenues	10	19	(14)
Energy Transition | Operating segments | Realized (gain) loss on closed exchange positions
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Transition | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Transition | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Transition | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Transition | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Energy Transition | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating (income) loss	0
Energy Transition | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power		(111)	(46)
Energy Transition | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power		(17)	(37)
Energy Transition | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A		(26)
Energy Transition | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A		6
Energy Transition | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating (income) loss		(48)
Energy Transition | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating (income) loss			0
Energy Marketing | Operating segments
Disclosure of operating segments [line items]
Revenues	218	202	133
Fuel and purchased power	0	0	0
Carbon compliance	0	0	0
Gross margin	218	202	133
OM&A		36	30
Taxes, other than income taxes	0	0	0
Net other operating (income) loss	0	0	0
Adjusted EBITDA	183	166	103
Energy Marketing | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	160	211	122
Fuel and purchased power	0	0	0
OM&A	35	36
Net other operating (income) loss	0	0	0
Energy Marketing | Operating segments | Unrealized mark-to-market loss
Disclosure of operating segments [line items]
Revenues	12	(38)	21
Energy Marketing | Operating segments | Realized (gain) loss on closed exchange positions
Disclosure of operating segments [line items]
Revenues	47	29	(10)
Energy Marketing | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	(1)	0	0
Energy Marketing | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Energy Marketing | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating (income) loss	0
Energy Marketing | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Energy Marketing | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Energy Marketing | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A		0
Energy Marketing | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A		0
Energy Marketing | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating (income) loss		0
Energy Marketing | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating (income) loss			0
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenues	(2)	4	7
Fuel and purchased power	3	4	12
Carbon compliance	(5)	0	(5)
Gross margin	0	0	0
OM&A		84	80
Taxes, other than income taxes	1	1	1
Net other operating (income) loss	0	0	0
Adjusted EBITDA	(102)	(85)	(81)
Corporate | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenues	(2)	4	7
Fuel and purchased power	3	4	12
OM&A	101	84
Net other operating (income) loss	0	0	0
Corporate | Operating segments | Unrealized mark-to-market loss
Disclosure of operating segments [line items]
Revenues	0	0	0
Corporate | Operating segments | Realized (gain) loss on closed exchange positions
Disclosure of operating segments [line items]
Revenues	0	0	0
Corporate | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenues	0	0	0
Corporate | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenues	0	0	0
Corporate | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenues	0	0	0
Corporate | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Corporate | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating (income) loss	$ 0
Corporate | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Corporate | Operating segments | Coal inventory write-down
Disclosure of operating segments [line items]
Fuel and purchased power		0	0
Corporate | Operating segments | Parts and materials write-down
Disclosure of operating segments [line items]
OM&A		0
Corporate | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A		0
Corporate | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating (income) loss		$ 0
Corporate | Operating segments | Impact of Sheerness going off-coal
Disclosure of operating segments [line items]
Net other operating (income) loss			$ 0